UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06223
Name of Registrant: Legg Mason Tax-Free Income Fund
Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202
Name and address of agent for service:
Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year-end: March 31, 2007
Date of reporting period: September 30, 2006

Item 1. Report to Shareholders.
Semi-Annual Report to Shareholders

Legg Mason Tax-Free Income Fund September 30, 2006

Semi-Annual Report to Shareholders  1

To Our Shareholders,

We are pleased to provide you with the semi-annual report for the Legg Mason Tax-Free Income Fund (“Trust”) for the six months ended September 30, 2006. This report includes financial information for the three series of the Trust: the Maryland Tax-Free Income Trust, Pennsylvania Tax-Free Income Trust and Tax-Free Intermediate-Term Income Trust.

The following table summarizes key statistics for each Fund, as of September 30, 2006:

		Average	Net Asset Value
	SEC YieldA	Weighted Maturity	Per Share

Maryland Tax-Free Trust	3.70%	12 Years	$16.38
Pennsylvania Tax-Free Trust	3.87%	11 Years	$16.51
Tax-Free Intermediate Trust	3.47%	7 Years	$15.71

Information about the Funds’ performance over longer periods of time is shown in the Performance Information section within this report.
For the six months ended September 30, 2006, total returns for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate were 2.97%, 2.71%, and 2.64%, respectively. Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Past performance does not guarantee future results.
The Funds purchase only securities which have received investment grade ratings from Moody’s Investors Service or Standard & Poor’s or which are judged by their investment adviser to be of comparable quality. Moody’s ratingsB of securities currently owned by the Funds are:

	Maryland	Pennsylvania	Tax-Free
	Tax-Free	Tax-Free	Intermediate

Aaa	49.3%	75.9%	66.2%
Aa	20.9%	21.9%	22.7%
A	9.6%	2.2%	2.1%
Baa	18.9%	—	8.8%
Short-term securities	1.3%	—	0.2%

A SEC yields reported are for the 30 days ended September 30, 2006. The Funds’ yields reflect voluntary fee waivers and/or reimbursements which may be reduced or terminated at any time. If no fees had been waived by the adviser, the 30-day SEC yields for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate would have been 3.43%, 3.49%, and 3.06%, respectively.
B S&P ratings are used for any security not rated by Moody’s.

2  Semi-Annual Report to Shareholders

Many Primary Class shareholders invest regularly in the Funds on a dollar cost averaging basis. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases over time regardless of fluctuating price levels. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial advisor will be happy to help you establish a dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting
President

October 23, 2006

Semi-Annual Report to Shareholders  3

Expense Example

Legg Mason Tax-Free Income Fund

As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Primary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on April 1, 2006, and held through September 30, 2006. The ending value assumes dividends were reinvested at the time they were paid.

Actual Expenses

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples, with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending
	Account	Account	Expenses PaidA
	Value	Value	During the Period
	4/1/06	9/30/06	4/1/06 to 9/30/06

Maryland Tax-Free Income
Actual	$1,000.00	$1,029.70	$3.56
Hypothetical (5% return before expenses)	1,000.00	1,021.56	3.55
Pennsylvania Tax-Free Income
Actual	$1,000.00	$1,027.10	$3.56
Hypothetical (5% return before expenses)	1,000.00	1,021.56	3.55
Tax-Free Intermediate-Term Income
Actual	$1,000.00	$1,026.40	$3.56
Hypothetical (5% return before expenses)	1,000.00	1,021.56	3.55

A These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratios of .70%, .70% and .70% for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (183) and divided by 365.

4  Semi-Annual Report to Shareholders

Legg Mason Tax-Free Income Fund

Sector Diversification
September 30, 2006 (Unaudited)
(Amounts in Thousands)

	Maryland		Pennsylvania		Tax-Free
	Tax-Free		Tax-Free		Intermediate-Term
	Income Trust		Income Trust		Income Trust
	% of	Market	% of	Market	% of	Market
	Net Assets	Value	Net Assets	Value	Net Assets	Value

Education Revenue	13.0%	$18,544	11.4%	$6,955	8.8%	$5,444
Escrowed	6.4	9,175	9.0	5,479	1.9	1,191
General Obligation — Local	9.5	13,694	10.1	6,165	15.1	9,340
General Obligation — School	—	—	18.2	11,119	5.1	3,171
General Obligation — State	6.9	9,879	—	—	18.5	11,472
Health Care and Hospital Revenue	21.8	31,180	8.7	5,309	9.3	5,749
Housing Revenue	2.9	4,204	—	—	1.7	1,068
Industrial Development	1.4	2,051	—	—	0.9	549
Lease Revenue	3.3	4,685	—	—	5.5	3,392
Port Facilities Revenue	4.4	6,244	—	—	—	—
Pre-Refunded Bonds	10.8	15,481	22.8	14,023	7.0	4,339
Solid Waste Revenue	3.3	4,709	—	—	2.8	1,705
Transportation Revenue	2.4	3,378	9.3	5,676	5.2	3,218
Utilities	—	—	—	—	5.3	3,275
Water and Sewer Revenue	11.2	16,089	9.2	5,654	7.0	4,320
Sales Tax Revenue	—	—	—	—	6.3	3,930
Short-Term Investments	2.2	3,100	—	—	0.2	100
Other Assets less Liabilities	0.5	701	1.3	802	(0.6)	(385)

	100.0%	$143,114	100.0%	$61,182	100.0%	$61,878

Guide to Investment Abbreviations:

AMBAC	AMBAC Indemnity Corporation
AMT	Alternative Minimum Tax
BANS	Bond Anticipation Notes
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
IDA	Industrial Development Authority
MBIA	Municipal Bond Insurance Association
PCR	Pollution Control Revenue
VRDN	Variable Rate Demand Note

Semi-Annual Report to Shareholders  5

Performance Information

Maryland Tax-Free Income Trust

The graph on the following page compares the Fund’s total returns to that of the Lehman Municipal Bond Index. The graph illustrates the cumulative total return of an initial $10,000 investment in Primary Class shares of the Fund for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. Prior to November 3, 1997, shares of the Fund were subject to a maximum initial sales charge of 2.75%. The returns shown on the following page do not reflect the imposition of an initial sales charge. The line representing the index does not include any transaction costs associated with buying and selling in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.
Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

6  Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $10,000 Investment — Primary Class

Periods Ended September 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return
One Year	+3.79%	+3.79%
Five Years	+24.52%	+4.48%
Ten Years	+63.37%	+5.03%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders  7

Portfolio of Investments

Maryland Tax-Free Income Trust
September 30, 2006 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — 97.3%
Maryland — 95.9%
Baltimore County, Maryland, GO Bonds, Metropolitan District Bonds (70th Issue)	4.250%	9/1/26	$1,000	$997
Baltimore County, Maryland, GO Bonds, Consolidated Public Improvement Bonds, 1998 Series (Pre-refunded 7/1/08)	4.750%	7/1/18	3,150	3,246	A
City of Annapolis, Maryland, Economic Development Revenue and Revenue Refunding Bonds (St. John’s College Facility)
1998 Series	5.500%	10/1/18	1,000	1,024
1998 Series	5.500%	10/1/23	2,000	2,051
City of Baltimore, Maryland (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Wastewater Projects)
Series 1996-A (FGIC insured)	5.000%	7/1/22	1,910	2,115
Series 1996-A (Pre-refunded 7/1/09)	5.500%	7/1/26	1,000	1,051	A
City of Baltimore, Maryland (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Water Projects)
Series 1994-A	5.000%	7/1/24	3,710	4,133
Series 1994-A	5.000%	7/1/24	1,890	2,100
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds
2001 Series H AMT	5.200%	9/1/22	1,790	1,833
2001 Series B AMT	5.375%	9/1/22	310	318
1999 Series D AMT	5.375%	9/1/24	2,000	2,053
Department of Transportation of Maryland, Consolidated Transportation Bonds, Series 2002	5.500%	2/1/15	3,000	3,378

8  Semi-Annual Report to Shareholders

Portfolio of Investments — Continued
Maryland Tax-Free Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

Maryland — Continued
Frederick County, Maryland, GO Bonds, Public Facilities Refunding Bonds of
1998, Series A	5.000%	7/1/15	$1,000	$1,096
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds of 2004,
Series A	5.000%	8/15/19	1,000	1,115
Howard County, Maryland, GO Bonds, Metropolitan District Refunding Bonds,
1991 Series B	0.000%	8/15/07	1,000	970	B
IDA of Prince George’s County, Maryland Subordinated Lease Revenue Bonds (Upper Marlboro Justice Center Expansion Project) (MBIA insured)
Series 2003B	5.125%	6/30/15	3,340	3,616
Series 2003B	5.000%	6/30/19	1,000	1,069
Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds (University of Maryland, College Park Project), 2001 Series (AMBAC insured)	5.375%	7/1/16	1,000	1,075
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, The Johns Hopkins University Issue
Series 1998	6.000%	7/1/08	1,000	1,042
Series 1997	5.625%	7/1/17	1,000	1,034
Series 1998	5.125%	7/1/20	3,000	3,126
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Kennedy Krieger Issue
Series 1997	5.125%	7/1/22	3,000	3,052
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, MedStar Health Issue, Series 2004	5.500%	8/15/25	785	840

Semi-Annual Report to Shareholders  9

		Maturity
	Rate	Date	Par	Value

Maryland — Continued
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Board of Child Care Issue, Series 2002	5.500%	7/1/18	$1,110	$1,183
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Health Systems Issue, Series 2004	5.500%	7/1/39	2,000	2,125
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital Issue
Series 2002	5.750%	7/1/22	1,000	1,071
Series 2002	6.000%	7/1/26	2,000	2,159
Series 2002	5.750%	7/1/27	1,050	1,117
Series 2002	5.800%	7/1/32	2,000	2,122
Series 2002	6.000%	7/1/37	1,000	1,072
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, College of Notre Dame of Maryland Issue, Series 1998 (MBIA insured)	5.300%	10/1/18	925	1,048
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Hebrew Home of Greater Washington Issue, Series 2002	5.800%	1/1/32	2,250	2,386
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health Issue, Series 1997 (AMBAC insured)	5.125%	7/1/11	2,000	2,140
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County General Hospital Issue, Series 1993	5.500%	7/1/21	2,825	2,902
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Medicine, Howard County General Hospital Acquisition Issue, Series 1998 (MBIA insured)	5.000%	7/1/29	2,000	2,054

10  Semi-Annual Report to Shareholders

Portfolio of Investments — Continued
Maryland Tax-Free Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

Maryland — Continued
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2004A	5.250%	7/1/18	$1,640	$1,754
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art Issue, Series 2006	5.000%	6/1/30	2,225	2,292
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Series 2006	5.000%	7/1/26	2,435	2,554
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Suburban Hospital Issue,
Series 2004A	5.500%	7/1/16	500	545
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Hospital Issue
Series 2001	5.000%	5/15/12	1,500	1,582
Series 1990	0.000%	7/1/19	4,000	2,184	B
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins University Issue, Series 2004A	5.000%	7/1/33	3,000	3,139
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County Issue, Series 2002	5.500%	7/1/22	250	266
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue
Series 2001	5.750%	7/1/21	3,000	3,209
Series 2000 (Pre-refunded 7/1/10)	6.750%	7/1/30	1,250	1,400	A
Series 2002	6.000%	7/1/32	1,000	1,087

Semi-Annual Report to Shareholders  11

		Maturity
	Rate	Date	Par	Value

Maryland — Continued
Maryland IDA, Economic Development Revenue Bonds (National Aquarium in Baltimore Facility) Series 2002B	5.000%	11/1/19	$500	$525
Maryland IDA, Refunding Revenue Bonds (American Center for Physics Headquarters Facility), Series 2001	5.250%	12/15/15	320	344
Mayor and City Council of Baltimore (City of Baltimore, Maryland), GO Bonds, Consolidated Public
Improvement Refunding Bonds of 1995, Series A (FGIC insured)	0.000%	10/15/11	940	708	B
Mayor and City Council of Baltimore, Port Facilities Revenue Bonds (Consolidation Coal Sales Company Project)
Series 1984A	6.500%	10/1/11	5,000	5,203
Series 1984B	6.500%	10/1/11	1,000	1,041
Montgomery County, Maryland, GO Bonds, Consolidated Public Improvement
Refunding Bonds of 1992, Series A	5.800%	7/1/07	4,000	4,069
Refunding Bonds of 1992, Series A	0.000%	7/1/10	3,000	2,623	B
Refunding Bonds of 1999, Series A
(Pre-refunded 5/1/09)	5.000%	5/1/18	3,000	3,137	A
Northeast Maryland Waste Disposal Authority, Solid Waste Refunding Revenue Bonds (Montgomery County Solid Waste Disposal System), Series 2003 AMT (AMBAC insured)	5.500%	4/1/16	3,425	3,696
Northeast Maryland Waste Disposal Authority, Solid Waste Revenue Bonds, Montgomery County Resource Recovery Project, Series 1993A AMT	6.000%	7/1/07	1,000	1,013

12  Semi-Annual Report to Shareholders

Portfolio of Investments — Continued
Maryland Tax-Free Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

Maryland — Continued
Prince George’s County, Maryland, GO Consolidated Public Improvement Bonds (FSA insured)
Series 1999 (Pre-refunded 10/1/09)	5.500%	10/1/13	$4,330	$4,611	A
Series 1999	5.500%	10/1/13	170	181
Queen Anne’s County, Maryland, Public Facilities Refunding Bonds of 2005 (MBIA insured)	5.000%	11/15/16	500	546
State of Maryland, GO Bonds, State and Local Facilities
Loan of 2000, First Series	5.500%	8/1/10	2,000	2,144
Loan of 2001, First Series	5.500%	3/1/15	5,000	5,656
The Maryland-National Capital Park and Planning Commission, Prince George’s County, Maryland, Park Acquisition and Development GO Bonds, Series Z-2	5.125%	5/1/21	1,310	1,389
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds, 1997 Series A (Pre-refunded 4/1/07)	5.125%	4/1/17	2,000	2,036	A
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds, 2006 Series A	5.000%	10/1/12	2,500	2,713
Washington Suburban Sanitary District, Maryland (Montgomery and Prince George’s Counties)
Water Supply Refunding Bonds 1997	5.250%	6/1/16	1,650	1,854
Water Supply Refunding Bonds 1997	5.750%	6/1/17	2,000	2,336
Water Supply Refunding Bonds 1997	6.000%	6/1/18	2,705	3,247
Water Supply Refunding Bonds 1997	6.000%	6/1/19	3,665	4,437

				137,234

Semi-Annual Report to Shareholders  13

		Maturity
	Rate	Date	Par	Value

Puerto Rico — 1.4%
Commonwealth of Puerto Rico, Public Improvement Bonds of 2005, Series A, GO Bonds	5.000%	7/1/25	$2,000	$2,079

Total Municipal Bonds (Identified Cost — $130,255)				139,313

Variable Rate Demand ObligationsC — 2.2%
Maryland — 1.2%
Maryland Health and Higher Educational Facilities Authority (Pooled Loan Program Issue), Series 1985A VRDN	3.750%	10/2/06	1,000	1,000
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins University Issue, Series 2005A VRDN	3.730%	10/2/06	700	700
Texas — 1.0%
Harris County Industrial Development Corporation, Pollution Control Revenue Bonds, (Exxon Project) Series 1984A VRDN	3.750%	10/2/06	1,400	1,400

Total Variable Rate Demand Obligations (Identified Cost — $3,100)				3,100

14  Semi-Annual Report to Shareholders

Portfolio of Investments — Continued
Maryland Tax-Free Income Trust — Continued

Maturity
Rate	Date	Par	Value

Value

Total Investments — 99.5% (Identified Cost — $133,355)	142,413
Other Assets Less Liabilities — 0.5%	701

Net Assets — 100.0%	$143,114

A	Pre-refunded bond — Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The pre-refunded date is used in determining weighted average portfolio maturity.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

C	The rate shown is the rate as of September 30, 2006, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

A Guide to Investment Abbreviations is included in the Sector Diversification section on page 4 of this report.

See notes to financial statements.

Semi-Annual Report to Shareholders  15

Statement of Assets and Liabilities

Maryland Tax-Free Income Trust
September 30, 2006 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost – $133,355)		$142,413
Cash		12
Receivable for fund shares sold		276
Interest receivable		1,958
Other assets		1

Total assets		144,660
Liabilities:
Payable for fund shares repurchased	$224
Payable for income distribution	214
Payable for securities purchased	998
Accrued management fees	34
Accrued distribution and service fees	29
Accrued expenses	47

Total liabilities		1,546

Net Assets		$143,114

Net assets consist of:
Accumulated paid-in-capital applicable to:
8,738 Primary Class shares outstanding		$133,807
Undistributed net investment income		5
Undistributed net realized gain on investments		244
Unrealized appreciation/(depreciation) of investments		9,058

Net Assets		$143,114

Net Asset Value Per Share:
Primary Class		$16.38

See notes to financial statements.

16  Semi-Annual Report to Shareholders

Statement of Operations

Maryland Tax-Free Income Trust
For the Six Months Ended September 30, 2006 (Unaudited)
(Amounts in Thousands)

Investment Income:
Interest			$3,495
Expenses:
Management fee	$392
Distribution and service fees	178
Audit and legal fees	24
Custodian fee	26
Trustees’ fees and expenses	16
Registration fees	3
Reports to shareholders	14
Transfer agent and shareholder servicing expense	21
Other expenses	23

	697
Less: Fees waived	(196)
Compensating balance credits	(2	)A

Total expenses, net of fee waivers and compensating balance credits			499

Net Investment Income			2,996

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain on investments	244
Change in unrealized appreciation/(depreciation) of investments	937

Net Realized and Unrealized Gain on Investments			1,181

Change in Net Assets Resulting From Operations			$4,177

A See note 1, Compensating Balance Credits, in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders  17

Statement of Changes in Net Assets

Maryland Tax-Free Income Trust
(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	9/30/06	3/31/06

	(Unaudited)
Change in Net Assets:
Net investment income	$2,996	$6,352
Net realized gain/(loss) on investments	244	70
Change in unrealized appreciation/(depreciation) of investments	937	(1,464)

Change in net assets resulting from operations	4,177	4,958
Distributions to shareholders:
From net investment income	(2,996)	(6,352)
From net realized gain on investments	(45)	(30)
Change in net assets from Fund share transactions	(3,867)	(8,797)

Change in net assets	(2,731)	(10,221)
Net Assets:
Beginning of period	145,845	156,066

End of period	$143,114	$145,845

Undistributed net investment income	$5	$5

See notes to financial statements.

18  Semi-Annual Report to Shareholders

Financial Highlights

Maryland Tax-Free Income Trust

Contained below is per share operating performance data for a Primary Class share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months Ended
	September 30,		Years Ended March 31,
	2006		2006		2005	2004	2003	2002

	(Unaudited)

Net asset value, beginning of period	$16.25		$16.40		$16.77	$16.63	$15.89	$16.15

Investment operations:
Net investment income	.34		.67		.65	.68	.70	.75
Net realized and unrealized gain/(loss) on investments	.14		(.15)		(.28)	.15	.74	(.28)

Total from investment operations	.48		.52		.37	.83	1.44	.47

Distributions:
From net investment income	(.34)		(.67)		(.66)	(.69)	(.70)	(.73)
From net realized gain on investments	(.01)		—	D	(.08)	—	—	—

Total distributions	(.35)		(.67)		(.74)	(.69)	(.70)	(.73)

Net asset value, end of period	$16.38		$16.25		$16.40	$16.77	$16.63	$15.89

Total return	2.97	%B	3.22%		2.22%	5.06%	9.20%	2.96%
Ratios to Average Net Assets:A
Total expenses	.98	%C	.97%		.93%	.95%	.94%	.93%
Expenses net of waivers, if any	.70	%C	.70%		.70%	.70%	.70%	.70%
Expenses net of all reductions	.70	%C	.70%		.70%	.70%	.70%	.70%
Net investment income	4.20	%C	4.10%		3.91%	4.05%	4.27%	4.53%
Supplemental Data:
Portfolio turnover rate	5.5	%B	4.7%		9.2%	7.5%	18.4%	16.4%

Net assets, end of period (in thousands)	$143,114		$145,845		$156,066	$169,741	$167,624	$157,269

A	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.
B Not annualized.

C Annualized.

D $(.003) per share.

See notes to financial statements.

Semi-Annual Report to Shareholders  19

Performance Information

Pennsylvania Tax-Free Income Trust

The graph on the following page compares the Fund’s total returns to that of the Lehman Municipal Bond Index. The graph illustrates the cumulative total return of an initial $10,000 investment in Primary Class shares of the Fund for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. Prior to November 3, 1997, shares of the Fund were subject to a maximum initial sales charge of 2.75%. The returns shown on the following page do not reflect the imposition of an initial sales charge. The line representing the index does not include any transaction costs associated with buying and selling in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.
Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

20  Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $10,000 Investment — Primary Class

Periods Ended September 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return
One Year	+3.03%	+3.03%
Five Years	+23.04%	+4.23%
Ten Years	+62.23%	+4.96%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders  21

Portfolio of Investments

Pennsylvania Tax-Free Income Trust
September 30, 2006 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — 98.7%
Pennsylvania — 98.7%
Allegheny County Hospital Development Authority, Health Center Revenue Bonds, UPMC Health System (MBIA insured)
Series 1997B	6.000%	7/1/24	$1,000	$1,221
Series 1997B	6.000%	7/1/26	2,250	2,772
Allegheny County Sanitary Authority, Allegheny County, Pennsylvania, Sewer Revenue Bonds Refunding
Series of 2001 (MBIA insured)	5.375%	12/1/17	1,000	1,084
Series of 2000 (Pre-refunded 12/1/10)	5.500%	12/1/30	845	913	A
Series of 2000 (Unrefunded Balance)	5.500%	12/1/30	155	166
Allegheny County, Pennsylvania, Higher Education Building Authority, University Revenue Bonds (Carnegie Mellon University), Series 2002	5.250%	3/1/32	1,190	1,255
Athens Area School District, Bradford County, Pennsylvania, GO Bonds, Series of 2001 (FGIC insured)	5.500%	4/15/16	1,000	1,084
Bethlehem Area School District, Northampton and Lehigh Counties, Pennsylvania, GO Bonds, Series A of 2001 (Pre-refunded 3/15/12) (FGIC insured)	5.375%	3/15/20	2,000	2,176	A
Blue Mountain School District, Schuylkill County, Pennsylvania, GO Bonds, Series A of 2001 (Pre-refunded 10/1/11) (FSA insured)	5.500%	10/1/18	1,660	1,806	A
Central Bucks School District, Bucks County, Pennsylvania, GO Bonds, Series of 2002 (FGIC insured)	5.500%	5/15/19	1,930	2,101
City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds, Twelfth Series B (MBIA insured)	7.000%	5/15/20	480	578

22  Semi-Annual Report to Shareholders

Portfolio of Investments — Continued
Pennsylvania Tax-Free Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

Pennsylvania — Continued
City of Philadelphia, Pennsylvania, GO Bonds, Series 2001	5.250%	9/15/15	$1,000	$1,062
City of Pittsburgh (Commonwealth of Pennsylvania), GO Bonds, Series A of 1997 (AMBAC insured) (Pre-refunded 9/1/07)	5.250%	9/1/18	2,000	2,031	A
Commonwealth of Pennsylvania, GO Bonds, Second Series of 1999 (Pre-refunded 10/1/09)	5.750%	10/1/14	3,000	3,215	A
County of Butler (Commonwealth of Pennsylvania), GO Bonds, Series of 2003 (Pre-refunded 7/15/13) (FGIC insured)	5.250%	7/15/23	500	547	A
County of Chester, Pennsylvania, GO Bonds
Series of 1998	5.000%	6/15/15	1,000	1,024
Series of 2004	5.000%	9/1/15	1,280	1,362
County of Delaware, Pennsylvania, GO Bonds, Series of 1999	5.125%	10/1/16	2,650	2,752
County of Westmoreland, Commonwealth of Pennsylvania, GO Bonds (AMBAC insured)
Series of 1992	0.000%	8/1/13	2,000	1,547	B
Series of 1992	0.000%	8/1/14	1,000	741	B
Erie Sewer Authority, Erie County, Pennsylvania, Sewer Revenue Bonds, Series of 1997 (Pre-refunded 6/1/07) (AMBAC insured)	5.625%	6/1/17	2,000	2,028	A
Lower Merion School District, Montgomery County, Pennsylvania, GO Bonds, Series 2003	5.000%	5/15/17	2,000	2,144
Northampton County Higher Education Authority, University Revenue Bonds, Series B of 1996 (Lehigh University)	5.250%	11/15/21	2,500	2,530
Pennsylvania Convention Center Authority, Revenue Bonds, 1989 Series A (FGIC insured)	6.000%	9/1/19	1,000	1,191

Semi-Annual Report to Shareholders  23

		Maturity
	Rate	Date	Par	Value

Pennsylvania — Continued
Pennsylvania Higher Educational Facilities Authority (Commonwealth of Pennsylvania), Bryn Mawr College Revenue Bonds, Series of 1999 (AMBAC insured)	5.125%	12/1/29	$2,000	$2,088
Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinated Revenue Bonds
Series B of 1998 (AMBAC insured)	5.250%	12/1/16	1,365	1,422
Series B of 2003 (MBIA insured)	5.250%	12/1/17	1,000	1,089
Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds (AMBAC insured)
Series of 2001	5.375%	7/15/19	1,000	1,088
Series of 2001	5.500%	7/15/32	1,000	1,093
Port Authority of Allegheny County, Pennsylvania, Special Revenue Transportation Bonds
Series of 1999 (Pre-refunded 3/1/09) (MBIA insured)	6.375%	3/1/14	1,000	1,073	A
Refunding Series of 2001 (FGIC insured)	5.500%	3/1/17	250	270
Refunding Series of 2001 (FGIC insured)	5.250%	3/1/20	2,000	2,136
State Public School Building Authority, Commonwealth of Pennsylvania, School Revenue Bonds (School District of the City of York Project), Series of 2003 (FSA insured)	5.000%	5/1/19	1,655	1,764
The City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds
Series 1995 (MBIA insured)	6.250%	8/1/11	2,000	2,232
Series 2001A (FGIC insured)	5.375%	11/1/20	2,000	2,172

24  Semi-Annual Report to Shareholders

Portfolio of Investments — Continued
Pennsylvania Tax-Free Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

Pennsylvania — Continued
The Hospitals and Higher Education Facilities Authority of Philadelphia, Hospital Revenue Bonds (The Children’s Hospital of Philadelphia Project) Series C of 2002 (MBIA insured)	3.880%	10/2/06	$200	$200
The Mckean County Hospital Authority Hospital Revenue Bonds (Bradford Hospital Project), Series of 2005	5.000%	10/1/18	1,265	1,315
The Pennsylvania State University Bonds Refunding, Series 2003	5.250%	3/1/18	1,000	1,082
The School District of Philadelphia, GO Refunding Bonds, Series A of 2005 (AMBAC insured)	5.000%	8/1/17	500	539
The School District of Philadelphia, Pennsylvania, GO Bonds, Series B of 2002 (FGIC insured)	5.625%	8/1/15	1,700	1,880
Wilkes-Barre Area School District, Luzerne County, Pennsylvania, GO Notes, Series A of 2003 (MBIA insured) (Pre-refunded 4/1/14)	5.250%	4/1/22	1,460	1,607	A

Total Municipal Bonds (Identified Cost — $56,766)				60,380

Total Investments — 98.7% (Identified Cost — $56,766)				60,380
Other Assets Less Liabilities — 1.3%				802

Net Assets — 100.0%				$61,182

A	Pre-refunded bond — Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The pre-refunded date is used in determining weighted average portfolio maturity.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

A Guide to Investment Abbreviations is included in the Sector Diversification section on page 4 of this report.

See notes to financial statements.

Semi-Annual Report to Shareholders  25

Statement of Assets and Liabilities

Pennsylvania Tax-Free Income Trust
September 30, 2006 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost – $56,766)		$60,380
Cash		150
Receivable for fund shares sold		2
Interest receivable		848
Other assets		1

Total assets		61,381
Liabilities:
Payable for fund shares repurchased	$63
Payable for income distribution	88
Accrued management fees	9
Accrued distribution and service fees	13
Accrued expenses	26

Total liabilities		199

Net Assets		$61,182

Net assets consist of:
Accumulated paid-in-capital applicable to:
3,705 Primary Class shares outstanding		$57,527
Undistributed net investment income		7
Undistributed net realized gain on investments		34
Unrealized appreciation/(depreciation) of investments		3,614

Net Assets		$61,182

Net Asset Value Per Share:
Primary Class		$16.51

See notes to financial statements.

26  Semi-Annual Report to Shareholders

Statement of Operations

Pennsylvania Tax-Free Income Trust
For the Six Months Ended September 30, 2006 (Unaudited)
(Amounts in Thousands)

Investment Income:
Interest			$1,446

Expenses:
Management fee	$170
Distribution and service fees	77
Audit and legal fees	21
Custodian fee	17
Trustees’ fees and expenses	14
Registration fees	3
Reports to shareholders	10
Transfer agent and shareholder servicing expense	11
Other expenses	13

	336
Less: Fees waived	(118)
Compensating balance credits	(1	)A

Total expenses, net of fee waivers and compensating balance credits			217

Net Investment Income			1,229

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain on investments	34
Change in unrealized appreciation/(depreciation) of investments	383

Net Realized and Unrealized Gain on Investments			417

Change in Net Assets Resulting From Operations			$1,646

A	See note 1, Compensating Balance Credits, in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders  27

Statement of Changes in Net Assets

Pennsylvania Tax-Free Income Trust
(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	9/30/06	3/31/06

	(Unaudited)
Change in Net Assets:
Net investment income	$1,229	$2,586
Net realized gain/(loss) on investments	34	70
Change in unrealized appreciation/(depreciation) of investments	383	(539)

Change in net assets resulting from operations	1,646	2,117
Distributions to shareholders:
From net investment income	(1,229)	(2,586)
From net realized gain on investments	(50)	—
Change in net assets from Fund share transactions	(1,843)	(8,323)

Change in net assets	(1,476)	(8,792)
Net Assets:
Beginning of period	62,658	71,450

End of period	$61,182	$62,658

Undistributed net investment income	$7	$7

See notes to financial statements.

28  Semi-Annual Report to Shareholders

Financial Highlights

Pennsylvania Tax-Free Income Trust

Contained below is per share operating performance data for a Primary Class share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

			Years Ended March 31,

	Six Months Ended
	September 30,
	2006		2006	2005	2004	2003	2002

	(Unaudited)

Net asset value, beginning of period	$16.41		$16.54	$16.95	$16.79	$15.98	$16.29

Investment operations:
Net investment income	.33		.64	.60	.56	.65	.74
Net realized and unrealized gain/(loss) on investments	.11		(.14)	(.37)	.28	.81	(.31)

Total from investment operations	.44		.50	.23	.84	1.46	.43

Distributions:
From net investment income	(.33)		(.63)	(.60)	(.57)	(.65)	(.74)
From net realized gain on investments	(.01)		—	(.04)	(.11)	—	—

Total distributions	(.34)		(.63)	(.64)	(.68)	(.65)	(.74)

Net asset value, end of period	$16.51		$16.41	$16.54	$16.95	$16.79	$15.98

Total return	2.71	%B	3.07%	1.37%	5.08%	9.27%	2.64%

Ratios to average net assets:A
Total expenses	1.09	%C	1.07%	1.01%	1.01%	.98%	1.02%
Expenses net of waivers, if any	.70	%C	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.70	%C	.70%	.70%	.70%	.70%	.70%
Net investment income	3.97	%C	3.80%	3.59%	3.32%	3.92%	4.47%

Supplemental data:
Portfolio turnover rate	1.4	%B	2.8%	8.9%	18.3%	21.3%	36.8%
Net assets, end of period (in thousands)	$61,182		$62,658	$71,450	$80,057	$77,665	$71,478

A	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

B	Not annualized.

C	Annualized

See notes to financial statements.

Semi-Annual Report to Shareholders  29

Performance Information

Tax-Free Intermediate-Term Income Trust

The graph on the following page compares the Fund’s total returns to that of the Lehman 7-Year Municipal Bond Index. The graph illustrates the cumulative total return of an initial $10,000 investment in Primary Class shares of the Fund for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. Prior to August 1, 1995, shares of the Fund were subject to a maximum initial sales charge of 2.00%. The returns shown on the following page do not reflect the imposition of an initial sales charge. The line representing the index does not include any transaction costs associated with buying and selling in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.
Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

30  Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $10,000 Investment — Primary Class

Periods Ended September 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return
One Year	+2.98%	+2.98%
Five Years	+18.44%	+3.44%
Ten Years	+52.09%	+4.28%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders  31

Portfolio of Investments

Tax-Free Intermediate-Term Income Trust
September 30, 2006 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — 100.4%
Alabama — 1.7%
Alabama Public School & College Capital Improvement Pool Series A	5.000%	2/1/20	$1,000	$1,047

Arizona — 1.7%
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2001 Series A	5.000%	1/1/11	1,000	1,057

California — 3.5%
State of California Economic Recovery Bonds, Series 2004A	5.000%	7/1/16	1,000	1,062
The Regents of the University of California, General Revenue Bonds, Series 2003A (AMBAC insured)	5.000%	5/15/13	1,000	1,085

				2,147

Delaware — 2.1%
The State of Delaware, GO Bonds, Series 2004A	5.000%	1/1/13	1,225	1,307

District of Columbia — 2.4%
District of Columbia (Washington D.C.), GO Bonds, Series 2003A (MBIA insured)	5.000%	6/1/16	445	476
District of Columbia Multimodal Revenue Bonds, MedStar Health, Inc. Issue (Georgetown University Hospital and Washington Hospital Center Projects), Series 2001D (Pre-refunded 2/16/07)	6.875%	8/15/31	1,000	1,012	A

				1,488

32  Semi-Annual Report to Shareholders

Portfolio of Investments — Continued
Tax-Free Intermediate-Term Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

Florida — 6.1%
Certificates of Participation (School Board of Leon County, Florida Master Lease Program), Series 2006 (AMBAC insured)	5.000%	7/1/21	$1,000	$1,073
Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1992 (MBIA insured)	6.000%	10/1/12	1,000	1,123
State of Florida, Full Faith and Credit, State Board of Education, Capital Outlay Bonds, 2000 Series A	5.500%	1/1/16	1,500	1,603

				3,799

Georgia — 5.5%
Development Authority of Gwinnett County, Certificates of Participation (Gwinnett County Public Schools Project), Series 2004 (MBIA insured)	5.250%	1/1/15	500	545
Development Authority of the City of Milledgeville and Baldwin County Revenue Bonds (Georgia College & State University Foundation Property III, LLC, Student Housing System Project), Series 2004	5.500%	9/1/24	1,000	1,068
Downtown Savannah Authority (Georgia) Revenue Refunding Bonds (Chatham County Projects), Series 2005A	5.000%	1/1/19	660	714
State of Georgia, GO Bonds, Series 1997C	6.250%	8/1/10	1,000	1,097

				3,424

Hawaii — 1.8%
State of Hawaii, GO Bonds of 2004 (MBIA insured)
Series DD (Pre-refunded Series 5/1/14)	5.000%	5/1/16	385	418	A
Series DD	5.000%	5/1/16	615	662

				1,080

Semi-Annual Report to Shareholders  33

		Maturity
	Rate	Date	Par	Value

Illinois — 0.7%
City of Chicago, GO Bonds (Emergency Telephone System), Refunding Series 1999 (FGIC insured)	5.250%	1/1/20	$400	$450

Kansas — 0.7%
City of Wichita, Kansas, GO Bonds, Series 772 (FGIC Insured)	4.500%	9/1/18	400	412

Louisiana — 9.1%
Board of Supervisors of Louisiana State University and Agricultural and Mechanical College, Auxiliary Revenue Refunding Bonds, Series 2004 (FSA insured)	5.250%	7/1/13	1,000	1,086
City of Lafayette, State of Louisiana, Public Improvement Sales Tax Bonds, Series 1999B (FGIC insured)	7.000%	3/1/09	750	807
City of New Orleans, Louisiana, GO Refunding Bonds, Series 1998 (FGIC insured)	5.500%	12/1/10	1,000	1,066
City of New Orleans, Louisiana, Limited Tax Bonds, Series 2005 (MBIA insured)	5.000%	3/1/14	2,000	2,145
Limited Ad Valorem Tax Revenue Bonds, Series 2005 of the Recreation and Park Commission for the Parish of East Baton Rouge	5.000%	5/1/20	500	532

				5,636

Maryland — 22.5%
Anne Arundel County, Maryland, GO Bonds, Consolidated Solid Waste Projects, Series 1998 AMT	5.300%	2/1/17	450	462
Baltimore County, Maryland, GO Bonds, Metropolitan District Bonds (70th Issue)	4.250%	9/1/26	1,000	992

34  Semi-Annual Report to Shareholders

Portfolio of Investments — Continued
Tax-Free Intermediate-Term Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

Maryland — Continued
Frederick County, Maryland, GO Bonds, Public Facilities Refunding Revenue Bonds of 2000	5.000%	12/1/15	$1,000	$1,066
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds Kennedy Kreiger Issue
Series 1997	5.200%	7/1/09	400	410
Series 1997	5.250%	7/1/10	400	410
Series 1997	5.125%	7/1/22	1,000	1,017
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, MedStar Health Issue, Series 2004	5.750%	8/15/14	500	556
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital Issue
Series 2002	5.125%	7/1/14	400	420
Series 2002	6.000%	7/1/21	535	581
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Hospital Issue, Series 2001	5.000%	5/15/11	1,000	1,057
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue
Series 2000	6.125%	7/1/07	250	255
Series 2001	5.000%	7/1/10	1,000	1,043
Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore/Washington International Airport Projects,
Series 2002B AMT (AMBAC insured)	5.250%	3/1/12	1,000	1,068
Mayor and City Council of Baltimore (City of Baltimore, Maryland), GO Bonds, Consolidated Public Improvement Refunding Bonds of 1995, Series A (FGIC insured)	0.000%	10/15/06	750	749	B

Semi-Annual Report to Shareholders  35

		Maturity
	Rate	Date	Par	Value

Maryland — Continued
Northeast Maryland Waste Disposal Authority, Solid Waste Refunding Revenue Bonds (Montgomery County Solid Waste Disposal System), Series 2003 AMT (AMBAC insured)	5.500%	4/1/15	$1,575	$1,705
State of Maryland, GO Bonds, State and Local Facilities Loan of 2000, First Series	5.500%	8/1/10	2,000	2,144

				13,935

Massachusetts — 1.7%
The Commonwealth of Massachusetts, GO Refunding Bonds, 1997 Series A (AMBAC insured)	5.750%	8/1/10	1,000	1,078

Michigan — 3.4%
Williamston Community Schools School District, County of Ingham, State of Michigan, School Building and Site Bonds, Series 1996 (MBIA insured)	6.250%	5/1/09	2,000	2,083

New York — 1.9%
Dormitory Authority of the State of New York, New York University, Insured Revenue Bonds, Series 1998A (MBIA insured)	6.000%	7/1/18	1,000	1,196

Pennsylvania — 15.1%
Central Bucks School District, Bucks County, Pennsylvania, GO Bonds, Series of 2002 (FGIC insured)	5.500%	5/15/17	1,000	1,089
City of Reading, Berks County, Pennsylvania, GO Bonds, Series of 2002 (AMBAC insured)	5.875%	11/15/12	1,200	1,347

36  Semi-Annual Report to Shareholders

Portfolio of Investments — Continued
Tax-Free Intermediate-Term Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

Pennsylvania — Continued
Commonwealth of Pennsylvania, GO Bonds,
Second Series of 1999 (Pre-refunded 10/1/09)	5.750%	10/1/14	$2,000	$2,143	A
Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinated Revenue Bonds, Series B of 2003 (MBIA insured)	5.250%	12/1/16	1,000	1,095
The City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds
Series 1993 (AMBAC insured)	5.625%	6/15/08	1,000	1,035
Series 2001A (FGIC insured)	5.250%	11/1/17	1,000	1,079
The Pennsylvania IDA, Economic Development Revenue Bonds, Series 2002 (AMBAC insured)	5.500%	7/1/20	500	549
The Pennsylvania State University Bonds, Series A of 1997	5.000%	8/15/16	1,000	1,030

				9,367

Texas — 9.9%
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2002A (AMBAC insured)	5.500%	11/15/13	2,000	2,218
Dallas Area Rapid Transit, Senior Lien Sales Tax Revenue Bonds, Series 2001 (AMBAC insured)	5.375%	12/1/17	1,000	1,074
Harris County, Texas, Permanent Improvement Refunding Bonds, Series 1996 (MBIA insured)	0.000%	10/1/17	1,000	635	B
Tarrant County, Texas, Health Facilities Development Corporation, Harris Methodist Health System Revenue Bonds (FGIC Insured)
Series 1987A	5.000%	9/1/15	250	269
Series 1987B	5.000%	9/1/15	855	922

Semi-Annual Report to Shareholders  37

		Maturity
	Rate	Date	Par	Value

Texas — Continued
Texas Public Finance Authority, State of Texas, GO Refunding Bonds, Series 1998B	5.125%	10/1/15	$1,000	$1,036

				6,154

Virginia — 5.2%
Fairfax County Redevelopment and Housing Authority Lease Revenue Bonds (James Lee Community Center), Series 2004	5.250%	6/1/19	1,000	1,061
Metropolitan Washington Airports Authority, Airport System Revenue Refunding Bonds, Series 1999A (FGIC insured)	5.250%	10/1/12	1,000	1,048
Virginia Resources Authority, Clean Water State Revolving Fund, Revenue Bonds, Series 1999	5.750%	10/1/13	1,000	1,083

				3,192

Washington — 5.4%
King County, Washington, Sewer Revenue Bonds, 1999 (Second Series) (FGIC insured) (Pre-refunded 1/1/09)	6.000%	1/1/10	1,115	1,184	A
State of Washington, Motor Vehicle Fuel Tax GO Bonds, Series 1997D	6.500%	1/1/07	1,045	1,052
State of Washington, Various Purpose GO Bonds, Series 2000B	6.000%	1/1/11	1,000	1,075

				3,311

Total Municipal Bonds (Identified Cost — $59,927)				62,163

38  Semi-Annual Report to Shareholders

Portfolio of Investments — Continued
Tax-Free Intermediate-Term Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

Variable Rate Demand ObligationsC — 0.2%
Pennsylvania — 0.2%
Delaware County Industrial Development Authority (Pennsylvania), Revenue Refunding Bonds, Series G 1997 (Resource Recovery Facility) VRDN	3.730%	10/4/06	$100	$100

Total Variable Rate Demand Obligations (Identified Cost — $100)				100

Total Investments — 100.6% (Identified Cost — $60,027)				62,263
Other Assets Less Liabilities — (0.6)%				(385)

Net Assets — 100.0%				$61,878

A	Pre-refunded bond — Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The pre-refunded date is used in determining weighted average portfolio maturity.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

C	The rate shown is the rate as of September 30, 2006, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

A Guide to Investment Abbreviations is included in the Sector Diversification section on page 4 of this report.

See notes to financial statements.

Semi-Annual Report to Shareholders  39

Statement of Assets and Liabilities

Tax-Free Intermediate Income Trust
September 30, 2006 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost – $60,027)		$62,263
Receivable for fund shares sold		1
Interest receivable		886
Other assets		1

Total assets		63,151
Liabilities:
Payable for fund shares repurchased	$116
Payable for income distribution	85
Payable for securities purchased	998
Accrued management fees	8
Accrued distribution and service fees	13
Accrued expenses	53

Total liabilities		1,273

Net Assets		$61,878

Net assets consist of:
Accumulated paid-in-capital applicable to:
3,938 Primary Class shares outstanding		$60,346
Accumulated net realized loss on investments		(704)
Unrealized appreciation/(depreciation) of investments		2,236

Net Assets		$61,878

Net Asset Value Per Share:
Primary Class		$15.71

See notes to financial statements.

40  Semi-Annual Report to Shareholders

Statement of Operations

Tax-Free Intermediate Income Trust
For the Six Months Ended September 30, 2006 (Unaudited)
(Amounts in Thousands)

Investment Income:
Interest			$1,400

Expenses:
Management fee	$171
Distribution and service fees	77
Audit and legal fees	24
Custodian fee	16
Trustees’ fees and expenses	14
Registration fees	10
Reports to shareholders	9
Transfer agent and shareholder servicing expense	9
Other expenses	14

	344
Less: Fees waived	(126)
Compensating balance credits	(1	)A

Total expenses, net of fee waivers and compensating balance credits			217

Net Investment Income			1,183

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized loss on investments transactions	(93)
Change in unrealized appreciation/(depreciation) of investments	549

Net Realized and Unrealized Gain on Investments			456

Change in Net Assets Resulting From Operations			$1,639

A	See note 1, Compensating Balance Credits, in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders  41

Statement of Changes in Net Assets

Tax-Free Intermediate Income Trust
(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	9/30/06	3/31/06

	(Unaudited)
Change in Net Assets:
Net investment income	$1,183	$2,467
Net realized gain/(loss) on investments	(93)	(40)
Change in unrealized appreciation/(depreciation) of investments	549	(822)

Change in net assets resulting from operations	1,639	1,605
Distributions to shareholders:
From net investment income	(1,183)	(2,467)
Change in net assets from Fund share transactions	(1,607)	(7,646)

Change in net assets	(1,151)	(8,508)
Net Assets:
Beginning of period	63,029	71,537

End of period	$61,878	$63,029

Undistributed net investment income	$—	$—

See notes to financial statements.

42  Semi-Annual Report to Shareholders

Financial Highlights

Tax-Free Intermediate-Term Income Trust

Contained below is per share operating performance data for a Primary Class share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

			Years Ended March 31,

	Six Months Ended
	September 30,
	2006		2006	2005	2004	2003	2002

	(Unaudited)
Net asset value, beginning of period	$15.60		$15.81	$16.27	$16.13	$15.47	$15.66

Investment operations:
Net investment income	.30		.57	.54	.49	.56	.65
Net realized and unrealized gain/(loss) on investments	.11		(.21)	(.46)	.14	.66	(.18)

Total from investment operations	.41		.36	.08	.63	1.22	.47

Distributions:
From net investment income	(.30)		(.57)	(.54)	(.49)	(.56)	(.66)

Total distributions	(.30)		(.57)	(.54)	(.49)	(.56)	(.66)

Net asset value, end of period	$15.71		$15.60	$15.81	$16.27	$16.13	$15.47

Total return	2.64	%B	2.31%	.50%	3.95%	8.01%	3.00%

Ratios to Average Net Assets:A
Total expenses	1.11	%C	1.07%	1.03%	1.05%	1.08%	1.10%
Expenses net of waivers, if any	.70	%C	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.70	%C	.70%	.70%	.70%	.70%	.70%
Net investment income	3.81	%C	3.62%	3.36%	3.01%	3.52%	4.16%

Supplemental Data:
Portfolio turnover rate	7.4	%B	13.9%	12.6%	18.5%	17.3%	17.8%

Net assets, end of period (in thousands)	$61,878		$63,029	$71,537	$77,154	$74,288	$59,266

A	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

B	Not annualized.

C	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders  43

Notes to Financial Statements

Legg Mason Tax-Free Income Fund
(Amounts in Thousands) (Unaudited)

1. Organization and Significant Accounting Policies:
The Legg Mason Tax-Free Income Fund (“Trust”), consisting of the Maryland Tax-Free Income Trust (“Maryland Tax-Free”), the Pennsylvania Tax-Free Income Trust (“Pennsylvania Tax-Free”) and the Tax-Free Intermediate-Term Income Trust (“Tax-Free Intermediate”) (each a “Fund”), is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. All series of the Trust are non-diversified.
Each Fund consists of two classes of shares: Primary Class and Institutional Class. The Institutional Classes of the Funds are not currently active.
Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation
Each Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Trustees. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and reviewed periodically. A Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.
Maryland Tax-Free and Pennsylvania Tax-Free each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting either of those states and certain of its public bodies and municipalities may affect the ability of issuers within that state to pay interest on, or repay principal of, municipal obligations held by either of those Funds.

Security Transactions
Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

44  Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued
Legg Mason Tax-Free Income Fund — Continued

For the six months ended September 30, 2006, security transactions (excluding short-term investments) were:

	Purchases	Proceeds From Sales

Maryland Tax-Free	$7,574	$12,887
Pennsylvania Tax-Free	825	2,236
Tax-Free Intermediate	4,899	4,485

Investment Income and Distributions to Shareholders
Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly. When available, net capital gain distributions are declared and paid annually in June. An additional distribution may be made in December, to the extent necessary, in order to comply with Federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Compensating Balance Credits
The Funds have an arrangement with their custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Funds’ cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Other
In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:
No provision for federal income or excise taxes has been made since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes.

Semi-Annual Report to Shareholders  45

Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly tax basis balances have not been determined as of September 30, 2006.

The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. Maryland Tax-Free and Pennsylvania Tax-Free had no capital loss carryforwards at March 31, 2006. Unused capital loss carryforwards for federal income tax purposes for Tax-Free Intermediate at March 31, 2006 were:

Expiration Date	Tax-Free Intermediate

2008	$12
2009	230
2012	18
2013	311
2014	33

3. Transactions With Affiliates:
The Trust has an investment advisory and management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to the agreement, LMFA provides the Funds with investment management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.55% of each Fund’s average daily net assets.
LMFA has voluntarily agreed to waive its fees in any month to the extent a Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates of that Fund’s average daily net assets until August 1, 2007. The following chart summarizes the management fees and expense limitations for each of the Funds:

			Six Months Ended
			September 30, 2006
	Advisory	Expense	Management
Fund	Fee	Limitation	Fees Waived

Maryland Tax-Free	0.55%	0.70%	$196
Pennsylvania Tax-Free	0.55%	0.70%	118
Tax-Free Intermediate	0.55%	0.70%	126

Legg Mason Investment Counsel & Trust Co., N.A. (“LMIC”) serves as investment adviser to each Fund pursuant to a sub-advisory agreement with LMFA. LMFA (not the Funds) pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of each Fund’s average daily net assets. Effective April 1, 2006, Legg Mason Trust, fsb changed its name to Legg Mason Investment Counsel & Trust Company, N.A. (“LMIC”).

46  Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued
Legg Mason Tax-Free Income Fund — Continued

Legg Mason Investor Services, LLC (“LMIS”) serves as distributor of the Funds. LMIS receives an annual distribution fee and an annual service fee, based on each Fund’s Primary Class’s average daily net assets, computed daily and payable monthly as follows:

			Six Months Ended
			September 30, 2006
	Distribution	Service	Distribution and Service
Fund	Fee	Fee	Fees Voluntarily Waived

Maryland Tax-Free	0.125%	0.125%	$—
Pennsylvania Tax-Free	0.125%	0.125%	—
Tax-Free Intermediate	0.125%	0.125%	—

LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Funds’ transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS the following amounts for the six months ended September 30, 2006: Maryland Tax-Free, $7; Pennsylvania Tax-Free, $3; and Tax-Free Intermediate, $7.
LMFA, LMIC, LMIS and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

Under a Deferred Compensation Plan (the “Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the fund until distributed in accordance with the Plan.

4. Line of Credit:
The Funds, along with certain other Legg Mason Funds, participate in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Funds did not utilize the line of credit during the period ended September 30, 2006.

Semi-Annual Report to Shareholders  47

5. Fund Share Transactions:
At September 30, 2006, there were unlimited shares authorized at $.001 par value for all Funds of the Trust. Share transactions were:

	Maryland Tax-Free
	Primary Class
	Six Months	Year
	Ended	Ended
	9/30/06	3/31/06

Shares:
Sold	364	738
Reinvestment of Dividends	134	272
Repurchased	(737)	(1,547)

Net Change	(239)	(537)

Amount:
Sold	$5,896	$12,155
Reinvestment of Dividends	2,176	4,470
Repurchased	(11,939)	(25,422)

Net Change	$(3,867)	$(8,797)

	Pennsylvania Tax-Free
	Primary Class
	Six Months	Year
	Ended	Ended
	9/30/06	3/31/06

Shares:
Sold	171	372
Reinvestment of Dividends	55	110
Repurchased	(339)	(985)

Net Change	(113)	(503)

Amount:
Sold	$2,795	$6,230
Reinvestment of Dividends	900	1,827
Repurchased	(5,538)	(16,380)

Net Change	$(1,843)	$(8,323)

48  Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued
Legg Mason Tax-Free Income Fund — Continued

	Tax-Free Intermediate
	Primary Class
	Six Months	Year
	Ended	Ended
	9/30/06	3/31/06

Shares:
Sold	294	738
Reinvestment of Dividends	54	112
Repurchased	(450)	(1,334)

Net Change	(102)	(484)

Amount:
Sold	$4,572	$11,685
Reinvestment of Dividends	847	1,773
Repurchased	(7,026)	(21,104)

Net Change	$(1,607)	$(7,646)

6. Reorganization

The Board of Trustees of Legg Mason Tax-Free Income Fund approved, subject to shareholder approval, an Agreement and Plan of Reorganization (“Reorganization”) with respect to its series Legg Mason Pennsylvania Tax-Free Income Trust (“Pennsylvania Tax-Free”) and Legg Mason Tax-Free Intermediate-Term Income Trust (“Tax-Free Intermediate”), whereby all of the assets and liabilities of Pennsylvania Tax-Free and Tax-Free Intermediate would transfer to Legg Mason Partners Pennsylvania Municipals Fund and Legg Mason Partners Limited Term Municipals Fund, respectively, each a series of Legg Mason Partners Municipals Funds. A special meeting of shareholders is scheduled for December 20, 2006, and it is anticipated that the proposed Reorganization will be effected by March 2007.

7.  Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes and prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law,

Semi-Annual Report to Shareholders  49

and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

At this time, management is evaluating the implications of FIN 48 and FAS 157 and their impact on the financial statements has not yet been determined.

Notes

Fund Information

Investment Manager

Legg Mason Fund Adviser, Inc.
Baltimore, MD

Investment Adviser

Legg Mason Investment Counsel & Trust Co., N.A.
Baltimore, MD

Board of Trustees

John F. Curley, Jr., Chairman
Mark R. Fetting, President
Dr. Ruby P. Hearn
Arnold L. Lehman
Robin J.W. Masters
Dr. Jill E. McGovern
Arthur S. Mehlman
G. Peter O’Brien
S. Ford Rowan
Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Chief Financial Officer
Gregory T. Merz, Vice President and Chief Legal Officer
Amy M. Olmert, Vice President and Chief Compliance Officer
Erin K. Morris, Treasurer
Richard M. Wachterman, Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services
Braintree, MA

Custodian

State Street Bank & Trust Company
Boston, MA

Counsel

Kirkpatrick & Lockhart Nicholson Graham LLP
Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Baltimore, MD

About the Legg Mason Funds

Equity Funds
American Leading Companies Trust
Classic Valuation Fund
Growth Trust
Special Investment Trust
U.S. Small-Capitalization Value Trust
Value Trust

Specialty Funds
Balanced Trust
Financial Services Fund
Opportunity Trust

Global Funds
Emerging Markets Trust
Global Income Trust
International Equity Trust

Taxable Bond Funds
Core Bond Fund
High Yield Portfolio
Investment Grade Income Portfolio
Limited Duration Bond Portfolio

Tax-Free Bond Funds
Maryland Tax-Free Income Trust
Pennsylvania Tax-Free Income Trust
Tax-Free Intermediate-Term Income Trust

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that each fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Funds’ website at www.leggmason.com/funds/about/aboutlmf.asp#results.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of each Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally, each Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

Legg Mason Funds For Primary Class Shareholders c/o BFDS, P.O. Box 55214 Boston, MA 02205-8504 800-822-5544 www.leggmasonfunds.com	Legg Mason Investor Services—Institutional For FI and I Class Shareholders C/O BFDS P.O. Box 8037 Boston, MA 02206-8037 888-425-6432 www.lminstitutionalfunds.com

Legg Mason Investor Services, LLC, Distributor

A Legg Mason, Inc. subsidiary

LMF-030 (11/06) 06-0745

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.
The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.
Item 6. Schedule of Investments
The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
          (a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.
          (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a) (1) Not applicable for semiannual reports.
(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.
(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.
SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Tax-Free Income Fund

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Tax-Free Income Fund

Date:	11/21/06
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Tax-Free Income Fund

Date:	11/21/06

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Tax-Free Income Fund

Date:	11/20/06